Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2030 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2030 Fund - Class K
Bar Chart Table:
Annual Return 2018	(6.92%)
Annual Return 2019	21.87%
Annual Return 2020	15.75%
Annual Return 2021	11.53%
Annual Return 2022	(16.86%)